Long-term debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
	As of
	December 31,
(in thousands of U.S. dollars)	2016	2015
Lampung facility:
Export credit tranche	$138,868	$153,755
FSRU tranche	35,340	39,517
Gallant facility:
Commercial tranche	130,222	139,701
Export credit tranche	36,667	40,333
Outstanding principal	341,097	373,306
Lampung facility unamortized debt issuance cost	(9,357)	(11,745)
Gallant facility unamortized fair value of debt assumed	908	1,282
Total debt	332,648	362,843
Less: Current portion of long-term debt	(32,208)	(32,208)
Long-term debt	$300,440	$330,635

Schedule of Maturities of Long-term Debt [Table Text Block]
The outstanding principal on long-term debt as of December 31, 2016 is repayable as follows:

(in thousands of U.S. dollars)	Total
2017	$32,208
2018	32,208
2019	159,659
2020	19,062
2021	33,522
2022 and thereafter	64,438
Total	$341,097